Document And Entity Information	Oct. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2022
Entity Registrant Name	PZENA INVESTMENT MANAGEMENT, INC.
Entity Central Index Key	0001399249
Entity Emerging Growth Company	false
Securities Act File Number	001-33761
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8999751
Entity Address, Address Line One	320 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	355-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	PZN
Security Exchange Name	NYSE